Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Payables [Abstract]
Accrued Liabilities and Other Payables

11. Accrued Liabilities and Other Payables

The following is a summary of accrued liabilities and other payables as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Accrued liabilities for learning services and online marketing services	310,559	453,259
Accrued marketing expenses	155,706	130,613
Accrued outside labor service fee	35,220	35,804
Accrued technical expenses	41,328	27,526
Operating lease liabilities-current portion	38,113	22,425
Accrued professional fee	11,880	12,947
Accrued administrative expenses	15,287	11,355
Warehousing and logistics fee	6,030	5,247
Payables for property, equipment and software	692	2,896
Others	23,845	35,973
Total	638,660	738,045